TAXATION - Income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Current income tax expense	¥ 44,737	¥ 30,048	¥ 20,870
China
Income Tax Contingency [Line Items]
Current income tax expense	¥ 44,737	29,719	¥ 20,870
Hong Kong
Income Tax Contingency [Line Items]
Current income tax expense		¥ 329